Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.67%
Advertising–1.18%
Trade Desk, Inc. (The), Class A(b)	106,407	$9,302,100
Aerospace & Defense–1.32%
TransDigm Group, Inc.	8,451	10,408,252
Apparel Retail–1.23%
TJX Cos., Inc. (The)	95,720	9,707,922
Application Software–2.57%
Cadence Design Systems, Inc.(b)	36,355	11,316,584
HubSpot, Inc.(b)	14,218	8,908,430
		20,225,014
Asset Management & Custody Banks–2.34%
Ares Management Corp., Class A	46,336	6,161,761
KKR & Co., Inc., Class A	121,377	12,208,099
		18,369,860
Automobile Manufacturers–1.05%
Ferrari N.V. (Italy)	18,985	8,276,323
Automotive Retail–0.90%
O’Reilly Automotive, Inc.(b)	6,267	7,074,691
Biotechnology–1.87%
Regeneron Pharmaceuticals, Inc.(b)(c)	7,212	6,941,478
Vertex Pharmaceuticals, Inc.(b)	18,576	7,764,954
		14,706,432
Broadline Retail–7.84%
Amazon.com, Inc.(b)	311,103	56,116,759
MercadoLibre, Inc. (Brazil)(b)	3,659	5,532,262
		61,649,021
Communications Equipment–1.05%
Arista Networks, Inc.(b)	28,351	8,221,223
Construction & Engineering–1.22%
Quanta Services, Inc.	36,785	9,556,743
Construction Materials–0.64%
Vulcan Materials Co.	18,418	5,026,641
Consumer Finance–1.02%
American Express Co.	35,145	8,002,165
Consumer Staples Merchandise Retail–1.18%
Costco Wholesale Corp.	12,638	9,258,978
Data Center REITs–0.59%
Equinix, Inc.(c)	5,611	4,630,927
Diversified Support Services–0.49%
Copart, Inc.(b)(c)	66,010	3,823,299
Electrical Components & Equipment–1.39%
Eaton Corp. PLC	34,848	10,896,273
Financial Exchanges & Data–0.47%
Moody’s Corp.(c)	9,321	3,663,433
Shares		Value
Health Care Distributors–0.81%
McKesson Corp.	11,892	$6,384,220
Health Care Equipment–4.17%
Boston Scientific Corp.(b)	202,169	13,846,555
DexCom, Inc.(b)	27,755	3,849,619
Intuitive Surgical, Inc.(b)	14,535	5,800,773
Stryker Corp.	25,897	9,267,759
		32,764,706
Homebuilding–1.06%
Lennar Corp., Class A	48,387	8,321,596
Hotels, Resorts & Cruise Lines–0.83%
Marriott International, Inc., Class A	25,882	6,530,287
Industrial Machinery & Supplies & Components–1.04%
Parker-Hannifin Corp.	14,779	8,214,020
Insurance Brokers–0.48%
Arthur J. Gallagher & Co.	15,266	3,817,111
Interactive Media & Services–8.90%
Alphabet, Inc., Class C(b)	206,173	31,391,901
Meta Platforms, Inc., Class A	79,490	38,598,754
		69,990,655
Internet Services & Infrastructure–2.59%
MongoDB, Inc.(b)(c)	24,411	8,754,761
Shopify, Inc., Class A (Canada)(b)	92,643	7,149,260
Snowflake, Inc., Class A(b)	27,405	4,428,648
		20,332,669
Managed Health Care–0.71%
UnitedHealth Group, Inc.	11,304	5,592,089
Movies & Entertainment–1.84%
Netflix, Inc.(b)	23,774	14,438,663
Oil & Gas Exploration & Production–1.02%
Diamondback Energy, Inc.	40,639	8,053,431
Passenger Ground Transportation–1.60%
Uber Technologies, Inc.(b)	163,373	12,578,087
Pharmaceuticals–2.63%
Eli Lilly and Co.	26,572	20,671,953
Restaurants–1.55%
Chipotle Mexican Grill, Inc.(b)	2,696	7,836,652
DoorDash, Inc., Class A(b)	31,738	4,370,957
		12,207,609
Semiconductor Materials & Equipment–2.43%
ASML Holding N.V., New York Shares (Netherlands)	8,123	7,883,128
Lam Research Corp.	11,579	11,249,809
		19,132,937
Semiconductors–14.88%
Advanced Micro Devices, Inc.(b)	90,340	16,305,467

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Shares		Value
Semiconductors–(continued)
Broadcom, Inc.	14,497	$19,214,469
Monolithic Power Systems, Inc.	17,315	11,729,527
NVIDIA Corp.	77,213	69,766,578
		117,016,041
Specialty Chemicals–1.07%
Sherwin-Williams Co. (The)	24,131	8,381,420
Systems Software–12.16%
Microsoft Corp.	196,560	82,696,723
ServiceNow, Inc.(b)	16,897	12,882,273
		95,578,996
Technology Hardware, Storage & Peripherals–4.36%
Apple, Inc.	200,015	34,298,572
Trading Companies & Distributors–1.20%
United Rentals, Inc.	13,072	9,426,350
Transaction & Payment Processing Services–5.99%
Fiserv, Inc.(b)	39,022	6,236,496
Mastercard, Inc., Class A	42,251	20,346,814
Shares		Value
Transaction & Payment Processing Services–(continued)
Visa, Inc., Class A	73,596	$20,539,172
		47,122,482
Total Common Stocks & Other Equity Interests (Cost $402,452,788)		783,653,191
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.67% (Cost $402,452,788)		783,653,191
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.73%
Invesco Private Government Fund, 7.57%(d)(e)(f)	3,797,597	3,797,597
Invesco Private Prime Fund, 5.49%(d)(e)(f)	9,757,851	9,762,730
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,560,327)		13,560,327
TOTAL INVESTMENTS IN SECURITIES–101.40% (Cost $416,013,115)		797,213,518
OTHER ASSETS LESS LIABILITIES—(1.40)%		(10,987,859)
NET ASSETS–100.00%		$786,225,659
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$361,376	$5,122,908	$(5,484,284)	$-	$-	$-	$2,432
Invesco Liquid Assets Portfolio, Institutional Class	258,125	3,659,220	(3,917,374)	-	29	-	1,800
Invesco Treasury Portfolio, Institutional Class	413,002	5,854,752	(6,267,754)	-	-	-	2,776
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,293,498	69,523,706	(90,019,607)	-	-	3,797,597	131,534*
Invesco Private Prime Fund	62,885,374	159,036,714	(212,151,586)	(3,348)	(4,424)	9,762,730	352,189*
Total	$88,211,375	$243,197,300	$(317,840,605)	$(3,348)	$(4,395)	$13,560,327	$490,731

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$783,653,191	$—	$—	$783,653,191
Money Market Funds	—	13,560,327	—	13,560,327
Total Investments	$783,653,191	$13,560,327	$—	$797,213,518
Invesco V.I. Capital Appreciation Fund